                                     FIRST FUNDS
                          SUPPLEMENT DATED APRIL 7, 1997


GROWTH & INCOME PORTFOLIO
BOND PORTFOLIO


    The following information supersedes any contrary information contained in the Prospectus dated October 25, 1996.

    At its meeting held February 26, 1997 the Board of Trustees of First Funds elected Jeremy O. May as Treasurer of the Trust.

                                     FIRST FUNDS
                          SUPPLEMENT DATED APRIL 7, 1997


U.S. TREASURY MONEY MARKET PORTFOLIO
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MUNICIPAL MONEY MARKET PORTFOLIO
CASH RESERVES PORTFOLIO


    The following information supersedes any contrary information contained in the Prospectus dated October 25, 1996.

    At its meeting held February 26, 1997 the Board of Trustees of First Funds elected Jeremy O. May as Treasurer of the Trust.

                       FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO

                          Supplement Dated April 7, 1997

    The following information supersedes any contrary information contained in the section entitled "SUMMARY OF PORTFOLIO EXPENSES" in the prospectus dated October 25, 1996 of the First Funds Tennessee Tax-Free Portfolio (the Portfolio):

    Through March 31, 1997, ALPS has voluntarily agreed to waive its administration fee and assume all expenses of the Portfolio in order to maintain an expense ratio of 0.00% for all Classes of the Portfolio. Effective April 1, 1997, ALPS will begin to phase out its assumption of Portfolio expenses. The reimbursement of non-12b-1 expenses for each Class of the Portfolio will be reduced by 0.15% as of April 1, 1997 and will be further reduced by 0.10% on the first business day of each month thereafter until July 1, 1997 when all remaining reimbursements by ALPS (totalling 0.47% for each Class) will be discontinued.

    For Class III, the reimbursement of 12b-1 fees by ALPS will be decreased by 0.125% April 1, 1997, by 0.05% on the first business day of May and June, 1997 and by 0.025% as of July 1, 1997. Thereafter, 12-1 fees for Class III will be voluntarily maintained at 0.25% by ALPS. There is no assurance that 12b-1 fees will be maintained at 0.25% in the future.

    Additionally, effective April 1, 1997, ALPS will be paid 0.05% of its total administration fee of 0.15%. ALPS will continue to voluntarily waive 0.10% of its contractual fee but there is no assurance that this fee waiver will continue in the future.

    Since the Fund's inception, First Tennessee Bank National Association (First Tennessee), as Investment Adviser, has voluntarily agreed to waive its entire investment advisory and co-administration fees. Effective April 1, 1997, First Tennessee will eliminate its waiver of co-administration fees which amount to 0.05%. There is no guarantee that the waiver of its investment advisory fees will continue. Once all of the waivers and reimbursements by ALPS and First Tennessee described above are effected, the Annual Portfolio Operating Expenses, based upon the Portfolio's expenses for the fiscal year ended June 30, 1996, would be as follows:

ANNUAL PORTFOLIO OPERATING EXPENSES:
(as a percentage of average net assets)     CLASS I   CLASS II   CLASS III
                                            -------   --------   ---------
Management Fees*                              .00%      .00%       .00%
12b-1 Fees*                                   .00%      .00%       .25%
Shareholder Servicing Fees                    .00%      .00%       .00%
Other Expenses*                               .82%      .82%       .82%
                                              ----      ----       ----
Total Portfolio Operating Expenses*           .82%      .82%      1.07%
                                              ----      ----       ----
                                              ----      ----       ----

*Net of expense waivers

If all waivers and assumption of expenses by First Tennessee and ALPS were eliminated, Management Fees would be .50% of average net assets for each Class and 12b-1 Fees would be .75% of average net assets for Class III. Annual Portfolio Operating Expenses in this event would be as follows:

                                            CLASS I   CLASS II   CLASS III
                                            -------   --------   ---------
Management Fees                               .50%      .50%       .50%
12b-1 Fees                                    .00%      .00%       .75%
Other Expenses                                .92%      .92%       .92%
                                             -----     -----      -----
Total Portfolio Operating Expenses           1.42%     1.42%      2.17%
                                             -----     -----      -----
                                             -----     -----      -----

Based on the Annual Portfolio Operating Expenses set forth in the first table above, the Example on page 4 of the prospectus would read as follows:

                                            CLASS I   CLASS II   CLASS III
                                            -------   --------   ---------
  1 year                                       $8       $46*        $10
  3 years                                     $26       $63*        $34
  5 years                                     $46       $82*        $59
 10 years                                    $102      $135*       $131

*Reflects imposition of the maximum sales charge at the beginning of the period.
--------------------------------------------------------------------------------
    In addition, its meeting held February 26, 1997 the Board of Trustees of First Funds elected Jeremy O. May as Treasurer of the Trust.

                                     FIRST FUNDS
                          SUPPLEMENT DATED APRIL 7, 1997


GROWTH & INCOME PORTFOLIO
BOND PORTFOLIO


    The following information supersedes any contrary information contained in the Statement of Additional Information dated October 25, 1996.

    The following information shall be inserted in lieu of the section under "TRUSTEES AND OFFICERS - Mark A. Pougnet, Treasurer" on page 14 of the Statement of Additional Information.

Jeremy O. May, Treasurer, is a Fund Controller at ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and Distributor. Prior to joining ALPS, Mr. May was an auditor with Deloitte and Touch LLP in their Denver Office.

                                     FIRST FUNDS
                          SUPPLEMENT DATED APRIL 7, 1997


TENNESSEE TAX-FREE PORTFOLIO


    The following information supercedes any contrary information contained in the Statement of Additional Information dated October 25, 1996.

    The following information shall be inserted in lieu of the section under "TRUSTEES AND OFFICERS - Mark A. Pougnet, Treasurer" on page 14 of the Statement of Additional Information.

Jeremy O. May, Treasurer, is a Fund Controller at ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and Distributor. Prior to joining ALPS, Mr. May was an auditor with Deloitte and Touch LLP in their Denver Office.

                                     FIRST FUNDS
                          SUPPLEMENT DATED APRIL 7, 1997


U.S. TREASURY MONEY MARKET PORTFOLIO
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MUNICIPAL MONEY MARKET PORTFOLIO
CASH RESERVES PORTFOLIO


    The following information supersedes any contrary information contained in the Statement of Additional Information dated October 25, 1996

    The following information shall be inserted in lieu of the section under "TRUSTEES AND OFFICERS - Mark A. Pougnet, Treasurer" on page 14 of the Statement of Additional Information.

Jeremy O. May, Treasurer, is a Fund Controller at ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and Distributor. Prior to joining ALPS, Mr. May was an auditor with Deloitte and Touch LLP in their Denver Office.